ADDITIONAL FINANCIAL INFORMATION OF PARENT COMPANY - CONDENSED BALANCE SHEETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Current assets:
Cash and cash equivalents	$ 836,975	¥ 5,461,264	¥ 1,154,653
Short-term investments	118,008	770,000	957,370
Prepayments and other current assets	26,911	175,592	100,354
Total current assets	1,152,794	7,521,982	2,564,659
Intangible assets, net	77,849	507,964	715,877
Total non-current assets	310,352	2,025,044	1,721,456
TOTAL ASSETS	1,463,146	9,547,026	4,286,115
LIABILITIES
Accrued expenses and other current liabilities	124,903	814,991	366,285
Total current liabilities	369,500	2,410,988	840,350
TOTAL MEZZANINE EQUITY			10,593,026
SHAREHOLDERS' (DEFICIT) EQUITY
Ordinary shares (US$0.0001 par value, 1,499,945,349 and 2,000,000,000 shares authorized,369,290,629 and 941,450,185 shares issued and outstanding as of December 31, 2019 and 2020, respectively)	98	639	237
Additional paid-in capital	2,519,958	16,442,721	309,102
Subscription receivable			(35)
Accumulated deficit	(1,432,200)	(9,345,102)	(7,639,926)
Accumulated other comprehensive income(loss)	(10,774)	(70,303)	139,660
TOTAL SHAREHOLDERS' (DEFICIT) EQUITY	1,077,082	7,027,955	(7,190,962)	¥ (4,776,888)	¥ (2,475,026)
TOTAL LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS' (DEFICIT) EQUITY	1,463,146	9,547,026	4,286,115
Reportable legal entity | Parent
Current assets:
Cash and cash equivalents	770,851	5,029,806	40,573
Short-term investments			714,803
Prepayments and other current assets	2,348	15,320	10,797
Total current assets	773,199	5,045,126	766,173
Investment in and amount due from subsidiaries, VIE and VIE's subsidiaries	253,999	1,657,347	2,145,167
Intangible assets, net	50,116	327,007	499,464
Total non-current assets	304,115	1,984,354	2,644,631
TOTAL ASSETS	1,077,314	7,029,480	3,410,804
LIABILITIES
Accrued expenses and other current liabilities	232	1,525	8,740
Total current liabilities	232	1,525	8,740
TOTAL MEZZANINE EQUITY			10,593,026
SHAREHOLDERS' (DEFICIT) EQUITY
Ordinary shares (US$0.0001 par value, 1,499,945,349 and 2,000,000,000 shares authorized,369,290,629 and 941,450,185 shares issued and outstanding as of December 31, 2019 and 2020, respectively)	98	639	237
Additional paid-in capital	2,519,958	16,442,721	309,102
Subscription receivable			(35)
Accumulated deficit	(1,432,200)	(9,345,102)	(7,639,926)
Accumulated other comprehensive income(loss)	(10,774)	(70,303)	139,660
TOTAL SHAREHOLDERS' (DEFICIT) EQUITY	1,077,082	7,027,955	(7,190,962)
TOTAL LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS' (DEFICIT) EQUITY	$ 1,077,314	¥ 7,029,480	¥ 3,410,804